Share-Based Payments - Equity-Settled Move SAP Plan (Move) (Details) - item	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Granted RSU Equity Settled | Tranche One
SHARE-BASED PAYMENTS
Vesting period	6 months
Granted RSU Equity Settled | Tranche Two | Waiting period of six months
SHARE-BASED PAYMENTS
Vesting period	3 years
Performance Share Units (PSUs) Equity Settled | Tranche Two | Waiting period of 12 months
SHARE-BASED PAYMENTS
Vesting period	3 years
Performance Share Units (PSUs) Cash settled
SHARE-BASED PAYMENTS
Number of KPIs	2
Percentage Performance Against KPI Target	134.50%	112.40%	84.30%
Performance Share Units (PSUs) Cash settled | Lowest
SHARE-BASED PAYMENTS
Number of awards that may vest as percent of the number granted	0.00%
Performance Share Units (PSUs) Cash settled | Highest
SHARE-BASED PAYMENTS
Number of awards that may vest as percent of the number granted	200.00%
Performance Share Units (PSUs) Cash settled | Tranche One
SHARE-BASED PAYMENTS
Vesting period	3 years
Performance Share Units (PSUs) Cash settled | Tranche One | Waiting period of 12 months
SHARE-BASED PAYMENTS
Vesting period	3 years